CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (7,256)	$ (40,118)	$ (25,107)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	2,108	4,490	3,689
Provision for doubtful accounts	703	1,566	436
Forgiveness of amounts due from Vimicro Qingdao	1,186
Inventory provision	1,050	(1,264)
Amortization	397	655	1,244
Deferred income tax benefits	(129)	(473)	(155)
Share-based compensation expenses	2,074	2,421	4,063
Loss/(gain) from disposal of property and equipment	32	(11)	838
Gain on disposal of equity interests	(1,472)
Assets impairment	1,448	6,599
Gain on sale of marketable equity securities		(1,517)	(367)
Equity in loss of an equity investee, net of tax	87
Loss from discontinued operations	740	205	6,481
Loss attributable to noncontrolling interests			(6,463)
Changes in assets and liabilities:
Restricted cash	1,412	1,438
Accounts and notes receivable	(7,968)	(656)	(9,603)
Amounts due from related parties	(1,142)	621	(10,465)
Inventories	3,527	(3,789)	(4,947)
Prepayments and other current assets	(2,014)	(10)	(64)
Other assets			(230)
Accounts payable	(31)	1,903	2,420
Amounts due to related parties	1,221	(3,886)	4,848
Notes payable	(662)	983	30
Taxes payable	1,020	208	122
Advances from customers	790	1,625	(358)
Accrued expenses and other current liabilities	3,191	720	1,713
Product warranty	223	158	117
Deferred government grants	6,566	1,360	706
Net cash (used in)/provided by operating activities	7,101	(26,772)	(31,052)
Cash flows from investing activities:
Maturity of short-term time deposits		12,380	31,555
Proceeds from disposal of marketable equity securities		1,585	387
Changes in restricted cash			(4,826)
Purchase of property, equipment and software	(8,518)	(11,685)	(5,524)
Land use rights payments			(9,423)
Investments in unconsolidated affiliates, at cost		(1,422)	(87)
Investment in an equity investee	(4,275)
Proceeds from disposal of property and equipment	12	24
Proceeds from disposal of assets in discontinued operations		4,426
Proceeds from disposal of equity interest of VMF shanghai	10,410
Proceeds from sale of equity interest in discontinued operations		1,734
Net cash provided by/(used in) investing activities	(2,371)	7,042	12,082
Cash flows from financing activities:
Proceeds from long-term bank loans	4,773
Changes in restricted cash	(547)
Repurchase of shares	(7,396)	(2,654)	(1,172)
Proceeds from exercise of share options	64		78
Proceeds from interest-free government loan	4,772
Capital contributions from non-controlling interests		718	2,898
Net cash provided by/(used in) by financing activities	1,666	(1,936)	1,804
Effect of exchange rate changes on cash and cash equivalents	(91)	1,402	2,147
Net (decrease)/increase in cash and cash equivalents	6,305	(20,264)	(15,019)
Cash and cash equivalents at beginning of year	49,227	69,491	84,510
Cash and cash equivalents at end of year	55,532	49,227	69,491
Supplemental disclosure of cash flow information:
Payable for purchase of property and equipment		805
Cash paid during the year for:
Interest	$ 256